Goodwill and Intangible Assets (Tables) - Hoya Intermediate, LLC	12 Months Ended
Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Goodwill and Intangible Assets
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2020	$149,948	$143,400	$1,060,428
Capitalized development costs	7,264	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,365)	—	—

Balance at December 31, 2020	2,358	64,666	683,327
Acquisition of Betcha	5,320	—	34,877
Capitalized development costs	8,438	—	—
Amortization	(2,271)	—	—

Balance at December 31, 2021	$13,845	$64,666	$718,204

Summary of Estimated Future Amortization Expenses
The estimated future amortization expense
related
to the definite-lived intangible
assets
as of December 31, 2021 is a follows
(in thousands):

2022	$4,905
2023	$4,641
2024	$2,381
2025	$960
2026	$958

Total	$13,845